Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Carrying Amounts of Assets and Liabilities Included in Disposal Group

The carrying amounts of assets and liabilities included in the disposal group are as follows:

	December 31,
	2013	2012
Cash and cash equivalents	$-	$47,622
Accounts receivable	-	4,674
Due from related parties	-	139
Inventories	-	32,099
Prepaid expenses	-	2,303

Current assets held for sale	$-	$86,837

Long-term investments	$-	$2,280
Property, plant and equipment	-	169,401
Other assets	-	26,032

Non-current assets held for sale	$-	$197,713

Accounts payable and accrued liabilities	$-	$25,231

Current liabilities held for sale	$-	$25,231

Asset retirement obligations	$-	$30,214

Non-current liabilities held for sale	$-	$30,214

Schedule of Revenue and Pretax Loss Reported in Discontinued Operations

Revenue and pretax loss reported in discontinued operations for all periods presented are as follows:

	Year Ended December 31,
	2013	2012
Revenue	$130,871	$80,655

Gain on sale of discontinued operations	$5,340	$-
Loss before income taxes	(85,943)	(113,098)

	$(80,603)	$(113,098)